Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 27, 2021
Document Effective Date	Jul. 27, 2021
Prospectus Date	Feb. 01, 2021
MassMutual Small Company Value Fund | Class A
Prospectus:
Trading Symbol	MMYAX
MassMutual Small Company Value Fund | Administrative Class
Prospectus:
Trading Symbol	MMYLX
MassMutual Small Company Value Fund | Class R3
Prospectus:
Trading Symbol	MSVNX
MassMutual Small Company Value Fund | Class R5
Prospectus:
Trading Symbol	MSVSX
MassMutual Small Company Value Fund | Service Class
Prospectus:
Trading Symbol	MMVYX
MassMutual Small Company Value Fund | Class I
Prospectus:
Trading Symbol	MSVZX
MassMutual Small Company Value Fund | Class R4
Prospectus:
Trading Symbol	MMVFX